RECENT ACCOUNTING PRONOUNCEMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Recent Accounting Pronouncements
RECENT ACCOUNTING STANDARDS

Recently Adopted Accounting Standards	Effective for periods beginning on or after

Amendments to IAS 21 - Lack of Exchangeability	January 1, 2025

The Company’s adoption of the standards above had no material impact on the consolidated financial statements in the year of initial application.

Recent Accounting Standards Not Yet Adopted	Effective for periods beginning on or after

Amendments to IFRS 7 and IFRS 9 - Classification and measurement of Financial Instruments	January 1, 2026
Amendments to IFRS 7 and IFRS 9 - Contracts Referencing Nature-dependent Electricity	January 1, 2026
Annual improvements to IFRS Accounting Standard-Volume 11	January 1, 2026
IFRS 18 Presentation and Disclosure in Financial Statements	January 1, 2027
IFRS 19 Subsidiaries without Public Accountability: Disclosures	January 1, 2027
Amendments to IFRS 10 Consolidated Financial Statements and IFRS 28 Investments in Associates and Joint Ventures: Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	Date to be determined